Right-of-Use Assets and Lease Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-Use Assets and Lease Liability

Note 6 – Right-of-Use Assets and Lease Liability

On September 20, 2017, the Company renewed its operating lease for its manufacturing facility in Irvine, California, effective October 1, 2017, for five years with an option to extend the lease for an additional 60-month term at the end of lease term. The initial lease rate was $26,838 per month with escalating payments. In connection with the lease, the Company is obligated to pay $7,254 monthly for operating expenses for building repairs and maintenance. The Company has no other operating or financing leases with terms greater than 12 months.

The Company adopted Accounting Standards Codification (“ASC”) Topic 842, Leases (Topic 842) effective January 1, 2019 using the modified-retrospective method and elected the package of transition practical expedients for expired or existing contracts, which does not require reassessment of previous conclusions related to contracts containing leases, lease classification and initial direct costs, and therefore the comparative periods presented are not adjusted. In addition, the Company elected to adopt the short-term lease exception and not apply Topic 842 to arrangements with lease terms of 12 months or less. On January 1, 2019, upon adoption of Topic 842, the Company recorded right-of-use assets of $1,099,400, lease liabilities of $1,121,873 and eliminated deferred rent of $22,473. The Company determined the lease liabilities using the Company’s estimated incremental borrowing rate of 8.5% to estimate the present value of the remaining monthly lease payments.

Our operating lease cost is as follows:

	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Operating lease cost	$85,492	$256,475

Supplemental cash flow information related to our operating lease is as follows:

	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Operating Cash Flow Information:
Cash paid for amounts in the measurement of lease liabilities	$85,416	$256,248

Remaining lease term and discount rate for our operating lease is as follows:	September 30, 2020
Remaining lease term	2 years
Discount rate	8.5%

Maturity of our lease liabilities by fiscal year for our operating lease is as follows:

Three months ended December 31, 2020	$87,981
Year ended December 31, 2021	354,561
Year Ended December 31, 2022	271,854
Total	$714,396
Less: Imputed Interest	(74,277)
Present value of our lease liability	$640,119

Note 5 – Right-of-Use Assets and Lease Liabilities

On September 20, 2017, the Company renewed its operating lease for its manufacturing facility in Irvine, California, effective October 1, 2017, for five years with an option to extend the lease for an additional 60-month term at the end of lease term. The initial lease rate was $26,838 per month with escalating payments. In connection with the lease, the Company is obligated to pay $7,254 monthly for operating expenses for building repairs and maintenance. The Company has no other operating or financing leases with terms greater than 12 months.

The Company adopted Accounting Standards Codification (“ASC”) Topic 842, Leases (Topic 842) effective January 1, 2019 using the modified-retrospective method and elected the package of transition practical expedients for expired or existing contracts, which does not require reassessment of previous conclusions related to contracts containing leases, lease classification and initial direct costs, and therefore the comparative periods presented are not adjusted. In addition, the Company elected to adopt the short-term lease exception and not apply Topic 842 to arrangements with lease terms of 12 months or less. On January 1, 2019, upon adoption of Topic 842, the Company recorded right-of-use assets of $1,099,400, lease liabilities of $1,121,873 and eliminated deferred rent of $22,473. The Company determined the lease liabilities using the Company’s estimated incremental borrowing rate of 8.5% to estimate the present value of the remaining monthly lease payments.

Our operating lease cost is as follows:

For the Year Ended December 31, 2019
Operating lease cost	$341,966

Supplemental cash flow information related to our operating lease is as follows:

For the Year Ended December 31, 2019
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$334,203

Remaining lease term and discount rate for our operating lease is as follows:

December 31, 2019
Remaining lease term	2.7 years
Discount rate	8.5%

Maturity of our lease liabilities by fiscal year for our operating lease is as follows:

Year ended December 31, 2020	344,229
Year ended December 31, 2021	354,561
Year ended December 31, 2022	271,854
Total	$970,644
Less: Imputed interest	(114,011)
Present value of our lease liability	$856,633